Business Combination - Goodwill Recorded as a Result of the Acquisition to the Bank's Reportable Segments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Jul. 01, 2023 INR (₨)
Business Combination Segment Allocation [Line Items]
Goodwill	₨ 1,629,510.3	$ 17,366.6	₨ 1,629,510.3	$ 17,366.6	₨ 1,629,510.3
Retail Banking [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	443,017.5		443,017.5		443,017.5
Wholesale Banking [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	71,617.3		71,617.3		71,617.3
Insurance Services [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	959,080.0		959,080.0		959,080.0
Others [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	₨ 155,795.5		₨ 155,795.5		155,795.5
eHDFC [Member]
Business Combination Segment Allocation [Line Items]
Goodwill					₨ 1,628,148.5	₨ 1,628,148.5
eHDFC [Member] | Retail Banking [Member]
Business Combination Segment Allocation [Line Items]
Goodwill						368,079.6
eHDFC [Member] | Wholesale Banking [Member]
Business Combination Segment Allocation [Line Items]
Goodwill						71,617.3
eHDFC [Member] | Insurance Services [Member]
Business Combination Segment Allocation [Line Items]
Goodwill						959,080.0
eHDFC [Member] | Others [Member]
Business Combination Segment Allocation [Line Items]
Goodwill						₨ 229,371.6